Taxation - Exceptional tax (credits)/charges (Details) £ in Millions, $ in Millions			12 Months Ended					24 Months Ended
	May 24, 2021	Dec. 15, 2020	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2022
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 1,049		£ 907	£ 589
Provisions charged during the year			£ 65
Applicable tax rate			19.00%	19.00%	19.00%	19.00%	19.00%
Terms of Raising the Bar programme								2 years
United Kingdom, at 1 April 2023
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate	25.00%
The Netherlands, from 2021
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate, previously enacted					21.70%
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ (55)		£ 0	£ (165)
Sale of Picon brand
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			23		0	0
Winding down Russian operations
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			3		0	0
Donations
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(2)		(5)	0
Tax rate change in the United Kingdom
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		46	0
Remeasurement of deferred tax assets on post employment liabilities to other comprehensive income			48
Tax rate change in the Netherlands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 0		42	0
Applicable tax rate		25.00%	25.80%	25.80%
Obsolete inventories
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 0		1	(7)
Substitution drawback
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		1	20
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		(1)	0
Other items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0		0	(2)
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(31)		84	(154)
McDowell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(35)
Bell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(20)
Windsor brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges						(105)
USL brands impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges						(25)
Nigerian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges						(25)
Ethiopian tangible fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges						(10)
Raising the Bar programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Provisions charged during the year			£ 2	$ 3	£ 5	£ 81	$ 100